Related Party	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY

NOTE 15 — RELATED PARTY

The related parties had transactions for the years ended December 31, 2024 and 2023 consist of the following:

Name of the related parties	Nature of the relationship
Jie Liu	CEO of the Company
Yuanqing Liu	Family member of the CEO, Father of the CEO
Ronglan Sun	Family member of the CEO, Mother of the CEO
Hongyu Hao	Family member of the CEO and Vice President of Purchase Department
Yuanxiang Liu	Family member of the CEO, Uncle of the CEO
Li Liu	Family member of the CEO, Sister of the CEO
Yongqing Dong	Family member of the CEO

Amount due from (due to) a related party:

	December 31,	December 31,
	2024	2023
Jie Liu	$(17,875)	$350,983
Hongyu Hao	(629)	(68)
Yongqing Dong	(2,743)	(8,862)
Due from (due to) related parties, net	$(21,247)	$342,053

Balances due from and due to related parties primarily represent monetary advances and repayments made in the normal course of business. The amount advanced from and repaid to related parties for the years ended December 31, 2024, 2023 and 2022 were $1,064,327 and $1,051,514; $4,683,578 and $5,266,202; and $1,662,351 and $1,153,063, respectively. The Company advanced $351,924 to Mr. Jie Liu during 2023, and the amount due from him was fully repaid in 2024.